UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street,     Omaha, Nebraska             68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110,  Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 3/31/13

Item 1.  Reports to Stockholders.

SIERRA CORE RETIREMENT FUND

SIERRA STRATEGIC INCOME FUND

Semi-Annual Report

March 31, 2013

1-866-738-4363

www.sierramutualfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

SIERRA CORE RETIREMENT FUND

PORTFOLIO REVIEW (Unaudited)

March 31, 2013

The Fund’s performance figures* for the period ended March 31, 2013, compared to its benchmark:
	Six Months	One Year	Five Year	Inception** -March 31, 2013	Inception*** -March 31, 2013	Inception**** -March 31, 2013
Sierra Core Retirement Fund – Class A	1.93%	5.69%	8.77%	8.11%	-	-
Sierra Core Retirement Fund – Class A with load	(3.92)%	(0.38)%	7.47%	6.91%	-	-
Sierra Core Retirement Fund – Class C	1.52%	4.92%	-	-	4.41%	-
Sierra Core Retirement Fund – Class I	1.92%	5.73%	8.71%	8.09%	-	-
Sierra Core Retirement Fund – Class R	2.03%	5.94%	8.97%	8.32%	-	-
Sierra Core Retirement Fund – Class A1	1.83%	-	-	-	-	5.38%
Sierra Core Retirement Fund – Class A1 with load	(4.01)%	-	-	-	-	(0.70)%
Sierra Core Retirement Fund – Class I1	1.83%	-	-	-	-	4.65%
S&P 500 Total Return Index	10.19%	14.20%	5.93%	3.18%	15.55%	21.53%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A and Class A1 maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 2.30% for Class A and Class I shares, 2.05% for Class R shares, 3.05% for Class C shares  and 2.49% for Class A1 shares and Class I1 per the January 28, 2013, prospectus. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

** Inception date is December 24, 2007 for Class A, I and R shares.

*** Inception date is February 5, 2010 for Class C shares.

**** Inception date is June 7, 2012 for A1 and I1 shares.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

                 The Funds Top Asset Classes are as follows:

Asset Class	% of Net Assets
Debt	82.3%
Asset Allocation	8.2%
Other, Cash & Cash Equivalents	9.5%
100.0%

SIERRA STRATEGIC INCOME FUND

PORTFOLIO REVIEW (Unaudited)

March 31, 2013

The Fund’s performance figures* for the period ended March 31, 2013, compared to its benchmarks:
	Six Months	One Year	Inception** - March 31, 2013
Sierra Strategic Income Fund – Class A	3.04%	7.54%	8.41%
Sierra Strategic Income Fund – Class A with load	(2.87)%	1.35%	3.49%
Sierra Strategic Income Fund – Class C	2.72%	6.87%	7.74%
Sierra Strategic Income Fund – Class I	3.03%	7.59%	8.53%
Sierra Strategic Income Fund – Class R	3.18%	7.82%	8.64%
Sierra Strategic Income Fund – Class Y	3.19%	7.90%	8.67%
Barclays Aggregate Bond Index	0.09%	3.77%	3.60%

*

The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.79% for Class A and Class I shares, 1.49% for Class R shares, 1.44% for Class Y shares and 2.39% for Class C shares per the January 28, 2013, prospectus. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

** The Fund’s inception date is December 21, 2011

The Barclays Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U. S. bond market.

            The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Debt	91.0%
Asset Allocation	8.2%
Other, Cash & Cash Equivalents	0.8%
100.0%

	Sierra Core Retirement Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	March 31, 2013
Shares		Value
	MUTUAL FUNDS - 90.5%
	DEBT FUNDS
7,142,972	Columbia U.S. Government Mortgage Fund - Class Z	$ 40,000,641
3,289,256	DoubleLine Total Return Bond Fund - Class I	37,300,168
1,410,480	Forward Select Income Fund - Institutional Class	36,446,816
2,933,638	Janus Flexible Bond - Class I	31,653,957
1,951,239	John Hancock Bond Fund - Class I	32,156,422
2,321,933	John Hancock Income Fund - Class I	15,765,926
798,412	John Hancock Funds II - Floating Rate Income Fund - Institutional Class	7,576,926
4,736,644	JPMorgan Mortgage-Backed Securities Fund - Select	54,850,340
2,912,552	Metropolitan West Total Return Bond Fund - Class I	31,805,063
4,225,982	Neuberger Berman High Income Bond Fund -Institutional Class	40,484,909
3,733,241	Nuveen High Yield Municipal Bond Fund - I Shares	64,398,406
400	PIMCO Emerging Markets Bond Fund - Institutional Class	4,880
4,032,781	PIMCO Foreign Bond Fund U.S. Dollar-Hedged - Institutional Class	43,957,317
10,759,137	PIMCO Fundamental Advantage Absolute Return Strategy Fund - Institutional Class	47,985,749
4,037,156	PIMCO High Yield Fund - Institutional Class	39,200,783
3,370,428	PIMCO Income Fund - Institutional Class	42,265,170
3,561,700	PIMCO Investment Grade Corporate Bond Fund - Institutional Class	39,677,337
4,944,294	PIMCO Long-Term Credit Fund - Institutional Class	64,325,265
889,245	RiverNorth/DoubleLine Strategic Income Fund - Class I	10,039,579
4,566,571	TCW Total Return Bond Fund - Class I	46,944,353
	TOTAL MUTUAL FUNDS (Cost $706,069,683)	726,840,007

	SHORT-TERM INVESTMENT - 9.5%
	MONEY MARKET FUND
75,982,474	Goldman Sachs Financial Square Funds - Prime Obligations
	Portfolio, to yield 0.007% * (Cost $75,982,474)	75,982,474

	TOTAL INVESTMENTS - 100.0% (Cost $782,052,157) (a)	$ 802,822,481
	OTHER ASSETS LESS LIABILITIES - 0.0%	2,848
	NET ASSETS - 100.0%	$ 802,825,329

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $782,052,195 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 22,611,884
	Unrealized Depreciation:	(1,841,598)
	Net Unrealized Appreciation:	$ 20,770,286

* Money market fund; interest rate reflects seven-day effective yield on March 31, 2013.

See accompanying notes to financial statements.

	Sierra Strategic Income Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	March 31, 2013
Shares		Value
	MUTUAL FUNDS - 99.2%
	DEBT FUNDS
848,883	Angel Oak Multi-Strategy Income Fund - Institutional Class	$ 10,483,699
654,772	Columbia Floating Rate Fund - Class Z	5,997,714
305,153	Columbia High Yield Municipals Fund - Class Z	3,286,499
2,120,892	Columbia U.S. Government Mortgage Fund - Class Z	11,876,995
192,065	DoubleLine Total Return Bond Fund - Class I	2,178,016
42,151	DWS Strategic High Yield Tax Free Fund - Class S	550,069
411,683	Forward Select Income Fund - Institutional Class	10,637,890
406,412	GW&K Municipal Enhanced Yield Fund - Investor Class	4,149,466
863,212	Janus Flexible Bond - Class I	9,314,057
769,984	Janus High-Yield Fund - Institutional Class	7,253,245
305,106	John Hancock Income Fund - Class I	2,071,667
537,839	JPMorgan Mortgage-Backed Securities Fund - Select	6,228,175
857,007	Metropolitan West Total Return Bond Fund - Class I	9,358,519
753,991	Neuberger Berman High Income Bond Fund - Institutional Class	7,223,233
487,580	Nuveen High Yield Municipal Bond Fund - I Shares	8,410,753
339,528	PIMCO Emerging Markets Bond Fund - Institutional Class	4,142,247
710,567	PIMCO Foreign Bond Fund U.S. Dollar-Hedged - Institutional Class	7,745,176
2,701,284	PIMCO Fundamental Advantage Absolute Return Strategy Fund - Institutional Class	12,047,727
741,230	PIMCO High Yield Fund - Institutional Class	7,197,346
1,185,321	PIMCO Income Fund - Institutional Class	14,863,926
844,147	PIMCO Investment Grade Corporate Bond Fund - Institutional Class	9,403,802
593,220	PIMCO Long-Term Credit Fund - Institutional Class	7,717,792
920,820	Principal High Yield Fund - Institutional Class	7,302,104
628,636	Principal Preferred Securities Fund - Institutional Class	6,688,685
913,288	RidgeWorth Seix Floating Rate High Income Fund - Class I	8,274,393
399,709	RiverNorth/DoubleLine Strategic Income Fund - Class I	4,512,716
1,020,054	TCW Total Return Bond Fund - Class I	10,486,155
	TOTAL MUTUAL FUNDS (Cost $194,177,943)	199,402,066

	SHORT-TERM INVESTMENT - 0.5%
	MONEY MARKET FUND
1,083,050	Goldman Sachs Financial Square Funds-
	Prime Obligations Portfolio to yield 0.007% (Cost $1,083,050)	1,083,050

	TOTAL INVESTMENTS - 99.7% (Cost $195,260,993) (a)	$ 200,485,116
	OTHER ASSETS LESS LIABILITIES - 0.3%	531,773
	NET ASSETS - 100.0%	$ 201,016,889

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $195,261,922 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 5,490,325
	Unrealized Depreciation:	(267,131)
	Net Unrealized Appreciation:	$ 5,223,194

* Money market fund; interest rate reflects seven-day effective yield on March 31, 2013.

See accompanying notes to financial statements.

THE SIERRA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2013

	Sierra Core Retirement Fund	Sierra Strategic Income Fund
ASSETS
Investment securities:
At cost	$ 782,052,157	$ 195,260,993
At value	$ 802,822,481	$ 200,485,116
Receivable for Fund shares sold	1,633,565	865,227
Dividends and interest receivable	2,103,031	547,842
Prepaid expenses and other assets	114,897	46,451
TOTAL ASSETS	806,673,974	201,944,636

LIABILITIES
Payable for investments purchased	2,254,924	605,193
Investment advisory fees payable	766,344	116,311
Payable for Fund shares repurchased	478,655	135,651
Distribution (12b-1) fees payable	136,377	35,749
Fees payable to other affiliates	74,168	13,155
Accrued expenses and other liabilities	138,177	21,688
TOTAL LIABILITIES	3,848,645	927,747
NET ASSETS	$ 802,825,329	$ 201,016,889

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 774,457,998	$ 194,122,552
Undistributed net investment income	5,383,178	509,276
Accumulated net realized gain from security transactions	2,213,829	1,160,938
Net unrealized appreciation of investments	20,770,324	5,224,123
NET ASSETS	$ 802,825,329	$ 201,016,889

See accompanying notes to financial statements.
THE SIERRA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2013
	Sierra Core Retirement Fund	Sierra Strategic Income Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 154,090,434	$ 22,747,939
Shares of beneficial interest outstanding	6,487,930	1,070,065
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 23.75	$ 21.26
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$ 25.20	$ 22.56

Class C Shares:
Net Assets	$ 88,126,315	$ 22,336,071
Shares of beneficial interest outstanding	3,678,156	1,051,175
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 23.96	$ 21.25

Class I Shares:
Net Assets	$ 158,460,185	$ 24,504,533
Shares of beneficial interest outstanding	6,681,829	1,151,244
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 23.72	$ 21.29

Class R Shares:
Net Assets	$ 363,796,496	$ 118,306,431
Shares of beneficial interest outstanding	15,429,771	5,573,304
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 23.58	$ 21.23

Class Y Shares: (b)
Net Assets	$ -	$ 13,121,915
Shares of beneficial interest outstanding	-	619,346
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ -	$ 21.19

Class A1 Shares:
Net Assets	$ 1,296,729
Shares of beneficial interest outstanding	54,264
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 23.90
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$ 25.35

Class I1 Shares:
Net Assets	$ 37,055,170
Shares of beneficial interest outstanding	1,552,844
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 23.86

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00%
contingent deferred sales charge.
(b) Sierra Core Retirement Fund Class Y liquidated on March 8, 2013.

See accompanying notes to financial statements.

THE SIERRA FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2013

	Sierra Core Retirement Fund	Sierra Strategic Income Fund
INVESTMENT INCOME
Dividends	$ 21,438,567	$ 5,162,682
Interest	1,454	358
TOTAL INVESTMENT INCOME	21,440,021	5,163,040

EXPENSES
Investment advisory fees	4,839,987	661,108
Distribution (12b-1) fees:
Class A	184,626	33,618
Class C	372,423	164,343
Class I	193,776	34,536
Class A1	1,787	-
Class I1	58,236	-
Administrative services fees	264,575	45,903
Non 12b-1 shareholder servicing	159,673	-
Transfer agent fees	137,509	16,477
Accounting services fees	55,032	21,186
Custodian fees	50,610	9,415
Registration fees	41,686	41,686
Compliance officer fees	12,709	2,327
Printing and postage expenses	12,260	4,905
Professional fees	10,054	9,318
Insurance expense	9,807	2,698
Trustees fees and expenses	3,138	3,138
Other expenses	21,088	12,260
TOTAL EXPENSES	6,428,976	1,062,918

Less: Fees waived by the Adviser	-	(13,066)

NET EXPENSES	6,428,976	1,049,852
NET INVESTMENT INCOME	15,011,045	4,113,188

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Security transactions	7,438,549	1,031,692
Distributions of capital gains from underlying investment companies	599,189	193,412
	8,037,738	1,225,104
Net change in unrealized appreciation (depreciation) of:
Investments	(8,139,235)	(85,079)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(101,497)	1,140,025

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 14,909,548	$ 5,253,213

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31,2013	September 30,
	(Unaudited)	2012
FROM OPERATIONS
Net investment income	$ 15,011,045	$ 22,992,204
Net realized gain (loss) from security transactions	7,438,549	(6,342,707)
Distributions of capital gains from underlying investment companies	599,189	551,427
Net change in unrealized appreciation (depreciation) of investments	(8,139,235)	23,413,749
Net increase in net assets resulting from operations	14,909,548	40,614,673

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	-	(475,481)
Class C	-	(293,581)
Class I	-	(772,748)
Class R	-	(1,420,589)
From net investment income:
Class A	(2,456,049)	(3,729,364)
Class C	(984,281)	(1,252,966)
Class I	(2,523,449)	(4,967,207)
Class R	(6,384,193)	(10,098,169)
Class A1	(15,426)	(2,221)
Class I1	(527,205)	(92,336)
Net decrease in net assets resulting from distributions to shareholders	(12,890,603)	(23,104,662)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	30,338,493	120,821,542
Class C	27,934,683	39,083,780
Class I	27,578,905	104,049,688
Class R	60,199,544	135,868,254
Class Y (a)	-	23
Class A1	1,123,336	336,137
Class I1	34,012,848	14,696,753
Net asset value of shares issued in reinvestment of distributions:
Class A	2,128,675	3,721,502
Class C	776,399	1,287,847
Class I	2,268,911	5,250,365
Class R	5,928,803	10,868,406
Class A1	14,380	2,221
Class I1	452,415	85,457
Payments for shares redeemed:
Class A	(29,911,778)	(42,718,101)
Class C	(8,305,383)	(33,403,411)
Class I	(34,069,181)	(88,369,751)
Class R	(78,132,826)	(164,996,940)
Class Y (a)	(24)	-
Class A1	(180,344)	(698,388)
Class I1	(11,534,362)	-
Net increase in net assets resulting from shares of beneficial interest	30,623,494	105,885,384

TOTAL INCREASE IN NET ASSETS	32,642,439	123,395,395

NET ASSETS
Beginning of Period	770,182,890	646,787,495
End of Period*	$ 802,825,329	$ 770,182,890
*Includes undistributed net investment income of:	$ 5,383,178	$ 3,262,736
(a) Sierra Core Retirement Fund Class Y liquidated on March 8, 2013.
See accompanying notes to financial statements.
SIERRA CORE RETIREMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	March 31,	Year Ended
	2013	September 30,
	(Unaudited)	2012
SHARE ACTIVITY
Class A:
Shares Sold	1,275,493	5,211,920
Shares Reinvested	89,906	160,416
Shares Redeemed	(1,259,303)	(1,830,220)
Net increase in shares of beneficial interest outstanding	106,097	3,542,116

Class C:
Shares Sold	1,165,153	1,665,601
Shares Reinvested	32,504	55,173
Shares Redeemed	(346,372)	(1,437,353)
Net increase in shares of beneficial interest outstanding	851,285	283,421

Class I:
Shares Sold	1,162,115	4,497,621
Shares Reinvested	95,979	227,098
Shares Redeemed	(1,435,462)	(3,780,790)
Net increase (decrease) in shares of beneficial interest outstanding	(177,369)	943,929

Class R:
Shares Sold	2,548,187	5,865,167
Shares Reinvested	252,224	472,213
Shares Redeemed	(3,310,273)	(7,175,751)
Net decrease in shares of beneficial interest outstanding	(509,862)	(838,371)

Class Y: (a)
Shares Sold	(1)	1
Net increase (decrease) in shares of beneficial interest outstanding	(1)	1

Class A1
Shares Sold	47,009	14,087
Shares Reinvested	603	93
Net increase in shares of beneficial interest outstanding	40,085	14,180

Class I1
Shares Sold	1,422,514	619,377
Shares Reinvested	19,019	3,592
Shares Redeemed	(482,219)	(29,438)
Net increase in shares of beneficial interest outstanding	959,314	593,531

(a) Sierra Core Retirement Fund Class Y liquidated on March 8, 2013.

See accompanying notes to financial statements.

SIERRA STRATEGIC INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

	Six Months
	Ended March 31,	Period Ended
	2013	September 30,
	(Unaudited)	2012**
FROM OPERATIONS
Net investment income	$ 4,113,188	$ 3,306,782
Net realized gain (loss) from security transactions	1,031,692	(212,370)
Distributions of capital gains from underlying investment companies	193,412	-
Net change in unrealized appreciation (depreciation) of investments	(85,079)	5,309,202
Net increase in net assets resulting from operations	5,253,213	8,403,614

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	-	-
Class C	-	-
Class I	-	-
Class R	-	-
From net investment income:
Class A	(350,093)	(159,297)
Class C	(533,579)	(530,472)
Class I	(358,036)	(163,430)
Class R	(989,300)	(198,886)
Class Y	(1,414,706)	(2,064,691)
Net decrease in net assets resulting from distributions to shareholders	(3,645,714)	(3,116,776)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	12,334,805	12,720,502
Class C	8,844,060	32,860,936
Class I	18,892,739	23,805,703
Class R	110,579,784	14,783,934
Class Y	19,647,422	81,312,500
Net asset value of shares issued in reinvestment of distributions:
Class A	312,701	147,619
Class C	103,301	47,074
Class I	316,218	158,824
Class R	919,169	181,492
Class Y	1,414,714	2,064,667
Payments for shares redeemed:
Class A	(1,722,238)	(1,434,858)
Class C	(19,331,842)	(1,651,682)
Class I	(4,548,528)	(14,359,084)
Class R	(6,265,753)	(2,413,327)
Class Y	(92,089,934)	(3,508,366)
Net increase in net assets resulting from shares of beneficial interest	49,406,618	144,715,934

TOTAL INCREASE IN NET ASSETS	51,014,117	150,002,772

NET ASSETS
Beginning of Period	150,002,772	-
End of Period*	$ 201,016,889	$ 150,002,772
*Includes undistributed net investment income of:	$ 509,276	$ 41,802
**Sierra Strategic Income Fund commenced operations on December 21,2011.

See accompanying notes to financial statements.

SIERRA STRATEGIC INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS (Continued)

	Six Months
	Ended March 31,	Period Ended
	2013	September 30,
	(Unaudited)	2012**
SHARE ACTIVITY
Class A:
Shares Sold	581,054	617,112
Shares Reinvested	14,762	7,133
Shares Redeemed	(81,021)	(68,976)
Net increase in shares of beneficial interest outstanding	514,795	555,269

Class C:
Shares Sold	416,919	1,617,887
Shares Reinvested	4,879	2,290
Shares Redeemed	(910,975)	(79,824)
Net increase (decrease) in shares of beneficial interest outstanding	(489,177)	1,540,353

Class I:
Shares Sold	889,157	1,152,509
Shares Reinvested	14,910	7,684
Shares Redeemed	(213,971)	(699,045)
Net increase in shares of beneficial interest outstanding	690,096	461,148

Class R:
Shares Sold	5,216,110	717,574
Shares Reinvested	43,368	8,781
Shares Redeemed	(295,723)	(116,807)
Net increase in shares of beneficial interest outstanding	4,963,755	609,548

Class Y:
Shares Sold	930,281	4,046,303
Shares Reinvested	67,102	100,489
Shares Redeemed	(4,353,812)	(171,017)
Net increase (decrease) in shares of beneficial interest outstanding	(3,356,429)	3,975,775

**Sierra Strategic Income Fund commenced operations on December 21,2011.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Six Months Ended
		March 31,		Year Ended	Year Ended	Year Ended		Year Ended		Period Ended
		2013		September 30,	September 30,	September 30,		September 30,		September 30,
	Class A Shares	(Unaudited)		2012	2011	2010		2009		2008 (1)
	Net asset value, beginning of period	$ 23.68		$ 23.12	$ 24.24	$ 24.26		$ 19.20		$ 20.00

	Activity from investment operations:
	Net investment income (loss) (2)	0.47		0.75	0.82	0.96		0.81		(0.04)
	Net realized and unrealized
	gain (loss) on investments	(0.02)		0.56	(0.32)	1.25		4.64		(0.76)
	Total from investment operations	0.45		1.31	0.50	2.21		5.45		(0.80)

	Less distributions from:
	Net investment income	(0.38)		(0.65)	(0.78)	(0.86)		(0.39)		-
	Net realized gains	-		(0.10)	(0.84)	(1.37)		-		-
	Total distributions	(0.38)		(0.75)	(1.62)	(2.23)		(0.39)		-

	Net asset value, end of period	$ 23.75		$ 23.68	$ 23.12	$ 24.24		$ 24.26		$ 19.20

	Total return (3)	1.93%	(9)	5.80%	2.18%	9.73%		28.73%		(4.00)%	(9)

	Net assets, at end of period (000s)	$ 154,090		$ 151,147	$ 65,664	$ 31,288		$ 6,765		$ 19	(10)

	Ratio of gross expenses to average
	net assets (4)(7)	1.67%	(6)	1.71%	1.65%	1.69%		1.70%		1.79%	(6)
	Ratio of net expenses to average
	net assets (7)	1.67%	(6)	1.71%	1.65%	1.70%	(5)	1.75%	(5)	1.75%	(6)
	Ratio of net investment income
	to average net assets (7)(8)	4.04%	(6)	3.21%	3.47%	4.01%		3.46%		1.14%	(6)

	Portfolio Turnover Rate	49%	(9)	125%	199%	101%		322%		488%	(9)

(1)	The Sierra Core Retirement Fund's Class A shares commenced operations on December 24, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges, and assume changes in share price and reinvestment of dividends and capital gain distributions.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(5)	Represents the ratio of expenses to average net assets inclusive of Adviser's recapture of waived/reimbursed fees from prior periods.
(6)	Annualized.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which
	the Fund invests.
(9)	Not annualized.
(10)	Actual net assets, not truncated.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Period Ended
	2013		September 30,	September 30,	September 30,
Class C Shares	(Unaudited)		2012	2011	2010 (1)
Net asset value, beginning of period	$ 23.90		$ 23.33	$ 24.44	$ 23.32

Activity from investment operations:
Net investment income (2)	0.38		0.58	0.65	0.39
Net realized and unrealized
gain (loss) on investments	(0.02)		0.57	(0.31)	0.97
Total from investment operations	0.36		1.15	0.34	1.36

Less distributions from:
Net investment income	(0.30)		(0.48)	(0.61)	(0.24)
Net realized gains	-		(0.10)	(0.84)	-
Total distributions	(0.30)		(0.58)	(1.45)	(0.24)

Net asset value, end of period	$ 23.96		$ 23.90	$ 23.33	$ 24.44

Total return (3)	1.52%	(8)	5.03%	1.48%	5.85%	(8)

Net assets, at end of period (000s)	$ 88,126		$ 67,550	$ 59,338	$ 32,726

Ratio of gross expenses to average
net assets (4)(6)	2.42%	(5)	2.46%	2.40%	2.47%	(5)
Ratio of net expenses to average
net assets (6)	2.42%	(5)	2.46%	2.40%	2.47%	(5)
Ratio of net investment income
to average net assets (6)(7)	3.27%	(5)	2.46%	2.72%	2.52%	(5)

Portfolio Turnover Rate	49%	(8)	125%	199%	101%	(8)

(1)	The Sierra Core Retirement Fund's Class C shares commenced operations on February 5, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges, and assume changes in share price and reinvestment of dividends and capital gain distributions.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Not annualized.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended		Year Ended		Year Ended		Period Ended
	2013		September 30,	September 30,		September 30,		September 30,		September 30,
Class I Shares	(Unaudited)		2012	2011		2010		2009		2008 (1)
Net asset value, beginning of period	$ 23.65		$ 23.09	$ 24.23		$ 24.25		$ 19.21		$ 20.00

Activity from investment operations:
Net investment income (2)	0.46		0.75	0.81		0.95		0.76		0.17
Net realized and unrealized
gain (loss) on investments	(0.01)		0.56	(0.29)		1.26		4.67		(0.90)
Total from investment operations	0.45		1.31	0.52		2.21		5.43		(0.73)

Less distributions from:
Net investment income	(0.38)		(0.65)	(0.82)		(0.86)		(0.39)		(0.06)
Net realized gains	-		(0.10)	(0.84)		(1.37)		-		-
Total distributions	(0.38)		(0.75)	(1.66)		(2.23)		(0.39)		(0.06)

Net asset value, end of period	$ 23.72		$ 23.65	$ 23.09		$ 24.23		$ 24.25		$ 19.21

Total return (3)	1.92%	(8)	5.80%	2.24%	(10)	9.73%		28.54%		(3.67)%	(9)

Net assets, at end of period (000s)	$ 158,460		$ 162,212	$ 136,562		$ 113,476		$ 37,134		$ 87

Ratio of gross expenses to average
net assets (4)(7)	1.67%	(6)	1.71%	1.65%		1.70%		1.70%		1.79%	(6)
Ratio of net expenses to average
net assets (7)	1.67%	(6)	1.71%	1.65%		1.70%	(5)	1.75%	(5)	1.75%	(6)
Ratio of net investment income
to average net assets (7)(8)	3.97%	(6)	3.21%	3.42%		4.00%		3.24%		1.14%	(6)

Portfolio Turnover Rate	49%	(9)	125%	199%		101%		322%		488%	(9)

(1)	The Sierra Core Retirement Fund's Class I shares commenced operations on December 24, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges, and assume changes in share price and reinvestment of dividends and capital gain distributions.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(5)	Represents the ratio of expenses to average net assets inclusive of Adviser's recapture of waived/reimbursed fees from prior periods.
(6) Annualized.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(9) Not annualized.
(10)	For the year ended September 30, 2011, 0.04% of the Fund's Class I shares' total return consists of a voluntary reimbursement by the Adviser of a realized investment loss incurred on a trading error. Excluding this item, total return would have been 2.20%.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Year Ended		Year Ended		Period Ended
	2013		September 30,	September 30,	September 30,		September 30,		September 30,
Class R Shares	(Unaudited)		2012	2011	2010		2009		2008 (1)
Net asset value, beginning of period	$ 23.51		$ 22.96	$ 24.12	$ 24.19		$ 19.20		$ 20.00

Activity from investment operations:
Net investment income (2)	0.49		0.80	0.90	1.00		0.47		0.20
Net realized and unrealized
gain (loss) on investments	(0.02)		0.56	(0.33)	1.26		5.01		(0.81)
Total from investment operations	0.47		1.36	0.57	2.26		5.48		(0.61)

Less distributions from:
Net investment income	(0.40)		(0.71)	(0.89)	(0.96)		(0.49)		(0.19)
Net realized gains	-		(0.10)	(0.84)	(1.37)		-		-
Total distributions	(0.40)		(0.81)	(1.73)	(2.33)		(0.49)		(0.19)

Net asset value, end of period	$ 23.58		$ 23.51	$ 22.96	$ 24.12		$ 24.19		$ 19.20

Total return (3)	2.03%	(9)	6.04%	2.47%	10.01%		28.91%		(3.08)%	(9)

Net assets, at end of period (000s)	$ 363,796		$ 374,808	$ 385,223	$ 327,907		$ 163,703		$ 120,043

Ratio of gross expenses to average
net assets (4)(7)	1.49%	(6)	1.46%	1.40%	1.44%		1.48%		1.54%	(6)
Ratio of net expenses to average
net assets (7)	1.49%	(6)	1.46%	1.40%	1.45%	(5)	1.50%	(5)	1.50%	(6)
Ratio of net investment income
to average net assets (7)(8)	4.21%	(6)	3.46%	3.81%	4.23%		2.29%		1.27%	(6)

Portfolio Turnover Rate	49%	(9)	125%	199%	101%		322%		488%	(9)

(1)	The Sierra Core Retirement Fund's Class R shares commenced operations on December 24, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges, and assume changes in share price and reinvestment of dividends and capital gain distributions.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(5)	Represents the ratio of expenses to average net assets inclusive of Adviser's recapture of waived/reimbursed fees from prior periods.
(6) Annualized.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(9) Not annualized.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class A1				Class I1
	Six-Months Ended	Six Months Ended				Six Months Ended
	March 30,	March 31,		Period Ended		March 31,		Period Ended
		2013		September 30,		2013		September 30,
	(Unaudited)	(Unaudited)		2012 (1)		(Unaudited)		2012 (1)
Net asset value, beginning of period	#	$ 23.84		$ 23.36		$ 23.80		$ 23.32

Activity from investment operations:
Net investment income (2)	#	0.45		0.22		0.47		0.23
Net realized and unrealized
gain (loss) on investments	#	(0.02)		0.42		(0.04)		0.42
Total from investment operations	#	0.43		0.64		0.43		0.65

Less distributions from:
Net investment income	#	(0.37)		(0.16)		(0.37)		(0.17)
Total distributions	#	(0.37)		(0.16)		(0.37)		(0.17)

Net asset value, end of period	#	$ 23.90		$ 23.84		$ 23.86		$ 23.80

Total return (3)	#	1.83%	(8)	2.75%	(8)	1.83%	(8)	2.77%	(8)

Net assets, at end of period (000s)	#	$ 1,297		$ 338		$ 37,055		$ 14,127

Ratio of gross expenses to average
net assets (4)(6)	#	1.82%	(5)	1.99%	(5)	1.82%	(5)	1.99%	(5)
Ratio of net expenses to average
net assets (6)	#	1.82%	(5)	1.90%	(5)	1.82%	(5)	1.90%	(5)
Ratio of net investment income
to average net assets (6)(7)	#	3.85%	(5)	3.06%	(5)	4.01%	(5)	3.06%	(5)

Portfolio Turnover Rate	#	49%	(8)	125%	(8)	49%	(8)	125%	(8)

(1)	The Sierra Core Retirement Fund's A1 and I1 shares commenced operations on June 7, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges (Class A1) and assume changes in share price and reinvestment of dividends and capital gain distributions, if any.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8) Not annualized.

See accompanying notes to financial statements.

SIERRA STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A		Class C		Class I
	Six Months Ended		Six Months Ended		Six Months Ended
	March 31,	Period Ended	March 31,	Period Ended	March 31,	Period Ended
	2013	September 30,	2013	September 30,	2013	September 30,
	(Unaudited)	2012 (1)	(Unaudited)	2012 (1)	(Unaudited)	2012 (1)
Net asset value, beginning of period	$ 21.04	$ 20.00	$ 21.03	$ 20.00	$ 21.07	$ 20.00

Activity from investment operations:
Net investment income (2)	0.51	0.57	0.44	0.47	0.50	0.62
Net realized and unrealized
gain on investments	0.12	0.93	0.13	0.93	0.13	0.92
Total from investment operations	0.63	1.50	0.57	1.40	0.63	1.54

Less distributions from:
Net investment income	(0.41)	(0.46)	(0.35)	(0.37)	(0.41)	(0.47)
Total distributions	(0.41)	(0.46)	(0.35)	(0.37)	(0.41)	(0.47)

Net asset value, end of period	$ 21.26	$ 21.04	$ 21.25	$ 21.03	$ 21.29	$ 21.07

Total return (3)(8)	3.04%	7.58%	2.72%	7.07%	3.03%	7.75%

Net assets, at end of period (000s)	$ 22,748	$ 11,685	$ 22,336	$ 32,392	$ 24,505	$ 162,212

Ratio of gross expenses to average
net assets (4)(5)(6)	1.34%	1.45%	1.94%	2.10%	1.34%	1.47%
Ratio of net expenses to average
net assets (5)(6)	1.30%	1.30%	1.90%	1.90%	1.30%	1.30%
Ratio of net investment income
to average net assets (5)(6)(7)	4.86%	3.55%	4.16%	2.93%	4.75%	3.87%

Portfolio Turnover Rate (8)	29%	72%	29%	72%	29%	72%

(1)	The Sierra Strategic Income Fund commenced operations on December 21, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)

Total returns shown exclude the effect of applicable sales charges (Class A), and assume changes in share price and reinvestment of dividends and capital gain distributions. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Not annualized.

See accompanying notes to financial statements.

SIERRA STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class R		Class Y
	Six Months Ended		Six Months Ended
	March 31,	Period Ended	March 31,	Period Ended
	2013	September 30,	2013	September 30,
	(Unaudited)	2012 (1)	(Unaudited)	2012 (1)
Net asset value, beginning of period	$ 21.02	$ 20.00	$ 20.98	$ 20.00

Activity from investment operations:
Net investment income (2)	0.53	0.63	0.53	0.60
Net realized and unrealized
gain on investments	0.13	0.90	0.13	0.93
Total from investment operations	0.66	1.53	0.66	1.53

Less distributions from:
Net investment income	(0.45)	(0.51)	(0.45)	(0.55)
Total distributions	(0.45)	(0.51)	(0.45)	(0.55)

Net asset value, end of period	$ 21.23	$ 21.02	$ 21.19	$ 20.98

Total return (3)(8)	3.18%	7.73%	3.19%	7.76%

Net assets, at end of period (000s)	$ 118,306	$ 12,812	$ 13,122	$ 83,397

Ratio of gross expenses to average
net assets (4)(5)(6)	0.94%	1.11%	0.94%	1.16%
Ratio of net expenses to average
net assets (5)(6)	0.94%	1.00%	0.94%	0.95%
Ratio of net investment income
to average net assets (5)(6)(7)	5.05%	3.91%	5.15%	3.76%

Portfolio Turnover Rate (8)	72%	72%	72%	72%

(1)	The Sierra Strategic Income Fund commenced operations on December 21, 2011.
(2)				Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)

Total returns shown exclude the effect of applicable sales charges (Class A), and assume changes in share price and reinvestment of dividends and capital gain distributions. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)				Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Not annualized.

See accompanying notes to financial statements.

THE SIERRA FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2013 (Unaudited)

1.

ORGANIZATION

The Sierra Core Retirement Fund (“SCRF”) and Sierra Strategic Income Fund (“SSIF”), collectively (“the Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-ended management investment companies. SCRF’s investment objective is to provide long-term total return (the combination of yield and net price gains from underlying funds) and to limit volatility and downside risk. SSIF’s two investment objectives are to provide total return (with income contributing a significant part) and limit volatility and downside risk. The Funds’ pursue their investment objective by investing in a broadly diversified portfolio consisting of open-end and/or closed-end investment companies, including mutual funds and exchange-traded funds (“ETFs”).

The Funds currently offer Class A, Class C, Class I, and Class R shares with SCRF also offering Class A1 and Class I1. Class C, Class I, Class R, and Class I1 shares are offered at net asset value. The Trust has suspended Class Y shares for SCRF and has suspended sales of Class Y shares for SSIF, effective March 8, 2013.  Class A and Class A1 shares are offered at net asset value plus a maximum sales charge of 5.75%.  Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term debt

THE SIERRA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process -   This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities;

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NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

(ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

In unusual circumstances, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the

THE SIERRA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of

           March 31, 2013 for the Funds’ assets measured at fair value:

Sierra Core Retirement Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 726,840,007	$ -	$ -	$ 726,840,007
Short-Term Investment	75,982,474	-	-	75,982,474
Total	$ 802,822,481	$ -	$ -	$ 802,822,481

Sierra Strategic Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 199,402,066	$ -	$ -	$ 199,402,066
Short-Term Investment	1,083,050	-	-	1,083,050
Total	$ 200,485,116	$ -	$ -	$ 200,485,116

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is each Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

* See Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid monthly for SSIC and quarterly for SCRF. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis

THE SIERRA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

treatment; temporary differences do not require reclassification.  Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders.  Therefore, no provision for Federal income tax is required.  The Funds recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (SCRF, 2009-2011), or expected to be taken in the Funds’ 2013 tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

INVESTMENT TRANSACTIONS

For the six months ended March 31, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $399,880,670 and $354,839,492, respectively for SCRF. For the six months ended March 31, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $107,196,067 and $47,388,650, respectively for SSIF.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Wright Fund Management, LLC serves as the Funds’ Investment Adviser (the “Adviser”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

THE SIERRA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

Pursuant to an Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Funds pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets for SCRF and 0.75% of the Fund’s average daily net assets for SSIF.

Pursuant to a written contract (the “Expense Limitation Agreement”), the Adviser has agreed, at least until January 31, 2014 for SSIF and SCRF, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Funds’ business) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

	Class A	Class C	Class I	Class R	Class Y	Class A1	Class I1
SCRF	1.75%	2.50%	1.75%	1.50%	N/A	1.90%	1.90%
SSIF	1.30%	1.90%	1.30%	1.00%	0.95%	N/A	N/A

These amounts will herein be referred to as the "expense limitations."

If the Adviser waives any fee or reimburses any expenses pursuant to the Expense Limitation Agreement, and any Funds operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause that Fund's operating expenses to exceed the respective expense limitation. If any Fund's operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund(s) shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Expense Limitation Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The following amounts are subject to recapture by the funds by the following dates:

	9/30/2015	3/31/2016
SCRF	$ 1,362	$ -
SSIF	$ 181,852	$ 13,066

Distributor- The Board has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25%, 0.25%, 1.00%, 0.40% and 0.40% of the average daily net assets attributable to Class A, Class I, Class C, Class A1 and Class I1 shares, respectively for SCRF, and 0.40%, 0.40% and 1.00% of the average daily net assets attributable to Class A, I and C shares,

THE SIERRA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

respectively for SSIF and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of GFS. On sales of SCRF’s Class A and Class A1 shares, respectively, for the six months ended March 31, 2013, the Distributor received $359,781 and $15,021 from front-end sales charge of which $19,744 and $784 was retained by the principal underwriter or other affiliated broker-dealers. On sales of SSIF’s Class A shares for the six months ended March 31, 2013, the Distributor received $140,551 from front-end sales charge of which $7,477 was retained by the principal underwriter or other affiliated broker-dealers.

Trustees- Effective April 1, 2013, the Fund pays its pro rata share of a total fee of $27,625 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, The Funds pay GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Funds. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”)- NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”)- Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

THE SIERRA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

5.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods was as follows:

SCRF:
	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2012	September 30, 2011
Ordinary Income	$ 20,145,277	$ 27,436,677
Long-Term Capital Gain	2,959,385	9,358,113
Total	$ 23,104,662	$ 36,794,790

SSIF:
Fiscal Period Ended
September 30, 2012
Ordinary Income	$ 3,116,776
Long-Term Capital Gain	-
Total	$ 3,116,776

As of September 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital	Post October	Unrealized	Total
	Ordinary	Long-Term	Loss	and Late Year	Appreciation/	Accumulated
	Income	Capital Gains	Carry Forward	Losses	(Depreciation)	Earnings/(Deficits)
SCRF	$ 3,262,736	$ -	$ (3,443,583)	$ (2,380,288)	$ 28,909,521	$ 26,348,386
SSIF	41,802	-	(63,237)	-	5,308,273	5,286,838

The difference between the book basis and tax basis for unrealized appreciation and accumulated net realized loss from security transactions is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such capital losses as follows:

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Funds.  Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.  At September 30, 2012, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

THE SIERRA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

Permanent book and tax differences primarily attributable to reclass of distributions and adjustments for partnerships return of capital distributions from underlying investment companies, resulted in reclassification as of September 30, 2012 as follows:

6.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

7.

SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

THE SIERRA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

Dividends: The Funds’ Boards of Directors declared the following monthly dividends:

Fund		Dividend Per Share	Record Date	Payable Date
Sierra Strategic Income Fund	Class A	0.0456	4/26/2013	4/29/2013
Sierra Strategic Income Fund	Class C	0.0320	4/26/2013	4/29/2013
Sierra Strategic Income Fund	Class I	0.0456	4/26/2013	4/29/2013
Sierra Strategic Income Fund	Class R	0.0531	4/26/2013	4/29/2013
Sierra Strategic Income Fund	Class Y	0.0531	4/26/2013	4/29/2013

Sierra Strategic Income Fund	Class A	0.0428	5/29/2013	5/30/2013
Sierra Strategic Income Fund	Class C	0.0297	5/29/2013	5/30/2013
Sierra Strategic Income Fund	Class I	0.0419	5/29/2013	5/30/2013
Sierra Strategic Income Fund	Class R	0.0489	5/29/2013	5/30/2013
Sierra Strategic Income Fund	Class Y	0.0489	5/29/2013	5/30/2013

Management has determined that there were no subsequent events to report through the issuance of these financial statements.

THE SIERRA FUNDS

EXPENSE EXAMPLES (Unaudited)

March 31, 2013

As a shareholder of the Sierra Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A and Class A1 shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Sierra Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October1, 2012 through March 31, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Sierra Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expenses Paid During Period*+ 10/1/12– 3/31/13	Expense Ratio During Period** 10/1/12 – 3/31/13
Sierra Core Retirement Class A	$1,000.00	$1,019.30	$8.39	1.75%
Sierra Core Retirement Class C	1,000.00	1,015.20	12.14	2.50
Sierra Core Retirement Class I	1,000.00	1,019.20	8.39	1.75
Sierra Core Retirement Class R	1,000.00	1,020.30	7.49	1.50
Sierra Core Retirement Class A1	1,000.00	1,018.30	9.15	1.82
Sierra Core Retirement Class I1	1,000.00	1,018.30	9.14	1.82
Sierra Strategic Income Class A	1000.00	1,030.40	6.58	1.30
Sierra Strategic Income Class C	1,000.00	1,027.20	9.60	1.90
Sierra Strategic Income Class I	1,000.00	1,030.30	6.58	1.30
Sierra Strategic Income Class R	1,000.00	1,031.80	4.75	0.94
Sierra Strategic Income Class Y	1,000.00	1,031.90	4.75	0.94

THE SIERRA FUNDS

EXPENSE EXAMPLES (Unaudited)(Continued)

March 31, 2013

Hypothetical (5% return before expenses)	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expenses Paid During Period* 10/1/12 – 3/31/13	Expense Ratio During Period** 10/1/12 – 3/31/13
Sierra Core Retirement Class A	$1,000.00	$1,016.62	$8.38	1.75%
Sierra Core Retirement Class C	1,000.00	1,012.88	12.13	2.50
Sierra Core Retirement Class I	1,000.00	1,016.62	8.38	1.75
Sierra Core Retirement Class R	1,000.00	1,017.52	7.48	1.50
Sierra Core Retirement Class A1	1,000.00	1,015.87	9.14	1.82
Sierra Core Retirement Class I1	1,000.00	1,015.87	9.13	1.82
Sierra Strategic Income Class A	1000.00	1,018.45	6.54	1.30
Sierra Strategic Income Class C	1,000.00	1,015.46	9.55	1.90
Sierra Strategic Income Class I	1,000.00	1,018.45	6.54	1.30
Sierra Strategic Income Class R	1,000.00	1,020.25	4.73	0.94
Sierra Strategic Income Class Y	1,000.00	1,020.23	4.75	0.94

*Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**Annualized.

SIERRA CORE RETIREMENT FUND

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2013

Renewal of Advisory Agreement – Sierra Core Retirement Fund*

In connection with a meeting held on September 26, 2012 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Agreement”) between Wright Fund Management, LLC (“the “Adviser”) and the Trust, on behalf of Sierra Core Retirement Fund (“the “Fund”).  In considering the Agreement, the Adviser had provided the Board with written materials related to the Agreement.

The Board Members were assisted by independent legal counsel throughout the Agreement review process.  The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Agreement.

Nature, Extent and Quality of Services.  The Board noted that the portfolio managers are principals of the firm and bring significant experience and intellectual capital to the investment management process.  The Trustees acknowledge the benefits of the research and analysis performed by the Adviser’s skilled portfolio management team.  They further considered that the Chief Compliance Officer (“CCO”) of the Trust reported that the Adviser continues to invest in the expertise of its staff, including the CCO who continues to undertake additional continuing education opportunities.

Performance.  The Trustees noted that risk mitigation is a significant portion of the Adviser’s strategy, and that, since inception, the Fund has outperformed its peers.  The Trustees considered that the Fund tends to perform conservatively in volatile markets, as was the case over the past year, but over the long term, the Fund tends to outperform.  They noted that performance trailed over the last year, but the Board also considered the one-year performance in light of the Fund’s volatility and, concluded that the Fund’s performance as compared to its peers, in the recent market environment is not unexpected.

 Fees and Expenses.  The Board considered the fees charged within the peer group and also within the Morningstar category average.  The Board noted that the Adviser charges a 1.25% annual advisory fee based on the average net assets of the Fund.  The Trustees noted that the fee charged to the Fund is higher than the average of the peer group and slightly higher than the Morningstar category average, but less than that charged by the Adviser for smaller separately managed accounts, and that this

SIERRA CORE RETIREMENT FUND

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

March 31, 2013

allows access to the services of the Adviser by smaller investors at a more competitive rate.  The Trustees concluded that the advisory fee was reasonable.

Economies of Scale. The Trustees considered the existing economies of scale in place and noted that the relative level of the Fund’s expenses have decreased over time.  The Board noted that the Adviser has moved a significant amount of its separate account clients’ assets to the Fund, for which the Adviser receives a lower fee from the Fund than if those funds were wholly managed in separate accounts, and noted that this is one of the reasons why the Adviser is not willing to further reduce fees at this time.  The Board noted that the Adviser believes that the services it provides deserve a premium and the Board declined to negotiate a reduced fee at this time.  The Trustees concluded that the existing economies of scale are appropriate for the Fund, but that as the Fund grows the issue of reducing fees would be revisited.

Profitability.   The Trustees reviewed the profitability analysis provided by the Adviser.  The Board noted that, based solely on this analysis, the profits realized by the Adviser appeared fairly high. They discussed the fact that the analysis did not reflect any compensation of the firm’s principals (who are also the portfolio managers).  The Board then discussed the financial information provided by the Adviser, and discussed the income and capitalization of the Adviser in the context of the profitability analysis.  The Board concluded that if a reasonable cost was imputed for the portfolio managers, the overall profitability of the Adviser would be much lower, and that as adjusted, profitability was not excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure was reasonable and that renewal of the Advisory Agreement was in the best interests of the Trust and the shareholders of the Fund.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

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open an account or deposit money

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direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-738-4363 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-738-4363.

INVESTMENT ADVISER

Wright Fund Management, LLC

3420 Ocean Park Blvd. Suite 3060

Santa Monica, CA 90405

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/7/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/7/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/7/13